UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2010
Check here if Amendment	[ ]; Amendment Number:
This Amendment:		[ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:			Cobble Hill Financial Services, Inc.
Address:		99 West Main Street, Suite 200
			Moorestown, NJ 08057
13F File Number:	028-13555

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Althea L. A. Skeels
Title:		President
Phone:		856-231-7770
Signature,		Place,			and Date of Signing
Althea L. A. Skeels	Moorestown, NJ		August 3, 2010
Report Type:
[X] 13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Managers Included:  	0
Form 13F information Table Entry Total:	56
Form 13F Information Table Value Total:	$320,633 (in thousands)

List of Other Included Managers:		NONE

FORM 13F INFORMATION TABLE:
NAME OF	TITLE OF		VALUE	SH/PRN	SH/	PUT/	INVESTMENT	OTHER  	VOTING AUTHORITY
ISSUER		CLASS	CUSIP	 (x$1000)	AMT	PRN	CALL	DISCRETION	MGRS	SOLE	SHARED	NONE
APPLE INC	COM	037833100	780	3100	SH		SOLE		3100
HEWLETT PACK	COM	428236103	216	5000	SH		SOLE		5000
IBM		COM	459200101	250	2025	SH		SOLE		2025
ISH CMX GOLD	ETF	464285105	791	65000	SH		SOLE		65000
ISH AUST	ETF	464286103	2106	111000	SH		SOLE		111000
ISH BRAZ	ETF	464286400	6712	108500	SH		SOLE		108500
ISH CDA		ETF	464286509	2859	115000	SH		SOLE		115000
ISH PAC J	ETF	464286665	20467	572650	SH		SOLE		572650
ISH S AFR	ETF	464286780	3106	59000	SH		SOLE		59000
ISH MEX		ETF	464286822	3412	71250	SH		SOLE		71250
ISH HK		ETF	464286871	1403	95000	SH		SOLE		95000
ISH XNHUA	ETF	464287184	6522	166700	SH		SOLE		166700
ISH TRANS AVG	ETF	464287192	311	4300	SH		SOLE		4300
ISH EMERG	ETF	464287234	55111	1476900	SH		SOLE		1476900
ISH IBOXX	ETF	464287242	217	2000	SH		SOLE		2000
S&P500 GRW	ETF	464287309	8681	164000	SH		SOLE		164000
S&P/TOPIX 150	ETF	464287382	278	7000	SH		SOLE		7000
S&P LTN AM 40	ETF	464287390	33031	797550	SH		SOLE		797550
MSCI EAFE IDX	ETF	464287465	19910	428000	SH		SOLE		428000
RUSSELL MCP VL	ETF	464287473	73	2000	SH		SOLE		2000
RUSSELL MCP GR	ETF	464287481	21706	496700	SH		SOLE		496700
RUSSELL MIDCAP	ETF	464287499	3426	42600	SH		SOLE		42600
S&P MIDCAP 400	ETF	464287507	1280	18000	SH		SOLE		18000
S&P NA TECH FD	ETF	464287549	222	4600	SH		SOLE		4600
COHEN&ST RLTY	ETF	464287564	1117	20350	SH		SOLE		20350
S&P MC 400 GRW	ETF	464287606	16914	220000	SH		SOLE		220000
RUSSELL1000GRW	ETF	464287614	17797	388275	SH		SOLE		388275
RUSL 2000 VALU	ETF	464287630	1382	24220	SH		SOLE		24220
RUSL 2000 GROW	ETF	464287648	2064	31000	SH		SOLE		31000
RUSSELL 2000	ETF	464287655	1222	20000	SH		SOLE		20000
DJ US REAL EST	ETF	464287739	14630	310000	SH		SOLE		310000
DJ US ENERGY	ETF	464287796	1017	35500	SH		SOLE		35500
DJ US BAS MATL	ETF	464287838	2104	39300	SH		SOLE		39300
S&P EURO PLUS	ETF	464287861	4856	155000	SH		SOLE		155000
DJ AEROSPACE	ETF	464288760	119	2400	SH		SOLE		2400
OIL SVC HOLDRS	ETF	678002106	521	5500	SH		SOLE		5500
DIV APP		ETF	921908844	1871	42500	SH		SOLE		42500
VG HIGH DIV	ETF	921946406	1814	51500	SH		SOLE		51500
VG AW XUS	ETF	922042775	1977	51500	SH		SOLE		51500
VG PAC		ETF	922042866	1926	40500	SH		SOLE		40500
BARCLAYS	COM	06739F101	488	12500	SH		SOLE		12500
CLAYMORE 	ETF	18383M506	1289	74700	SH		SOLE		74700
GOLDMAN SACH	COM	38141G104	263	2000	SH		SOLE		2000
GOOGLE INC	COM	38259P508	467	1050	SH		SOLE		1050
PWRSH QQQQ	ETF	73935A104	19589	458500	SH		SOLE		458500
PWRSH COMMOD	ETF	73935S105	582	27000	SH		SOLE		27000
SPDR 500	ETF	78462F103	11330	109878	SH		SOLE		109878
SPDR GOLD 	ETF	78463V107	584	4800	SH		SOLE		4800
SPDR ASIAPAC	ETF	78463X301	491	7000	SH		SOLE		7000
SPDR LATAM	ETF	78463X707	1111	16000	SH		SOLE		16000
SPDR DJ REIT	ETF	78464A607	15844	310541	SH		SOLE		310541
SELSPDR ENERGY	ETF	81369Y506	698	14050	SH		SOLE		14050
SLESPDR TECH	ETF	81369Y803	1489	73000	SH		SOLE		73000
SLESPDR UTILS	ETF	81369Y886	1306	46200	SH		SOLE		46200
US OIL FUND 	ETF	91232N108	441	13000	SH		SOLE		13000
VISA 		COM	92826C839	460	6500	SH		SOLE		6500

				320633
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